Debt - Letters of Credit (Details) - Standby Letters of Credit - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 3.4	$ 3.4	$ 3.4
Term of debt	1 year	1 year	1 year
Cash-collateralized (as a percent)	105.00%	105.00%	105.00%
Cash-collateralized through restricted cash balance	$ 3.5	$ 3.5	$ 3.5